Fair Value Measurements (Changes in Fair Value of Level 3 Assets and Liabilities) (Details) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Contingent Payments
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 2,887,000	$ 3,038,000
Included in Earnings	62,000	129,000
Included in Other Comprehensive Income (Loss)	0	0
Transfers, Net	82,000	391,000
Settlements	218,000	210,000
Ending Balance	(2,813,000)	(3,348,000)
Investment Available for Sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	17,752,000	17,259,000
Included in Earnings	(36,000)	(35,000)
Included in Other Comprehensive Income (Loss)	1,334,000	(571,000)
Transfers, Net	0	0
Ending Balance	16,454,000	17,865,000
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Settlements	$ 0	$ 0